Schedule of key management personal compensation (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Before Tax
Salaries, bonuses, and allowances	$ 132,000	$ 132,000	$ 264,000	$ 264,000	$ 319,320
Employer’s contribution to Central Provident Fund	15,096	13,872	27,744	24,888	36,720
Key management personnel compensation	$ 147,096	$ 145,872	$ 291,744	$ 288,888	$ 356,040